Label	Element	Value
UBS Sustainable Development Bank Bond Fund | UBS Sustainable Development Bank Bond Fund (Class A, Class P)
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	UBS Sustainable Development Bank Bond Fund
Objective [Heading]	oef_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	The Fund seeks current income.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. Information about eligibility requirements for each share class is available from your financial advisor and in “Managing your fund account” beginning on page 112 of this prospectus. In addition to the fees and expenses described below, you may also be required to pay commissions or other fees to your broker for transactions in Class P shares. Shares of the Fund are available in classes other than Class P that have different fees and expenses.

Shareholder Fees Caption [Optional Text]	oef_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Oct. 28, 2027
Other Expenses, New Fund, Based on Estimates [Text]	oef_OtherExpensesNewFundBasedOnEstimates	“Other expenses” for Class A are based on estimates for the current fiscal year. “Other expenses” include “Acquired fund fees and expenses,” which were less than 0.01% of the average net assets of the Fund.
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs described in the example reflect the expenses of the Fund that would result from the contractual fee waiver and expense reimbursement agreement with the Advisor for the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	40.00%
Strategy [Heading]	oef_StrategyHeading	Principal strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

Principal investments

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in bonds and/or instruments that provide exposure to bonds issued by development banks. Development banks are financial organizations formed by government entities to promote economic and social development. The Fund invests in multilateral development bank bonds but may also invest in regional or national development bank obligations. The Fund’s investment in obligations issued by the International Bank for Reconstruction and Development and the Inter-American Development Bank may be significant, but the Fund normally will not invest more than 25% of its net assets in either issuer.

Under normal circumstances, the Fund will invest in securities that, at the time of purchase, possess a minimum rating of A3 by Moody’s Ratings (“Moody’s”) or A- by Standard & Poor’s Financial Services LLC (“S&P”) or Fitch Ratings, Inc. (“Fitch”), comparably rated by another nationally recognized statistical rating organization, or, if unrated, are determined by the Advisor to be of comparable quality.

The Fund’s investments in fixed income securities may have all types of interest rate payment and reset terms. The Fund generally invests only in US dollar-denominated securities.

The Fund may, but is not required to, engage in derivatives transactions. Derivative instruments such as futures may be used for risk management purposes to hedge against a specific security or for investment (non-hedging) purposes to earn income or adjust portfolio duration. The Fund does not seek to use derivatives extensively. Derivative instruments that provide investment exposure to investments in the Fund’s 80% investment policy or provide investment exposure to one or more of the market risk factors associated with such securities may be counted towards the Fund’s 80% investment policy.

The Fund may invest in exchange-traded funds (“ETFs”) to gain exposure to certain asset classes.

The Fund is a non-diversified fund, which means that the Fund may invest more of its assets in a smaller number of issuers than a diversified investment company.

Management process

The Advisor seeks to invest in bonds issued by development banks. The Advisor constructs the portfolio consisting of multilateral and regional development banks. The Advisor focuses primarily on bonds issued by multilateral development banks which may include, but are not limited to, the International Bank for Reconstruction and Development and other member institutions of the World Bank Group, the Inter-American Development Bank, the Asian Development Bank, the African Development Bank, and the European Bank for Reconstruction and Development. Development banks are formed by their member states with the objective to provide financial and technical assistance to improve overall living standards through sustainable economic development and growth, and, as such, the Advisor considers investments in development bank bonds to be sustainable investments. While each development bank has a distinct focus, development banks generally use their capital for projects that seek to improve the state of the developing world, promote sustainable growth and raise living standards.

The Advisor selects investments for the Fund based on available supply and liquidity parameters (including, for example, such factors as evaluating amounts outstanding, available dealer inventory, and volumes traded in the secondary market) utilizing a stratified sampling approach (investing in a representative cross-section of the investment universe) to optimize tracking error and minimize transaction cost. The Fund will be managed relative to a composite index, which is a blend of two market indexes designed to measure the performance of the US dollar denominated multilateral development bank bond market. The Fund does not seek to directly replicate the index. The Fund’s composite index is the Solactive Global Multilateral Development Bank Bond USD 40% 1‑5 Year 60% 5‑10 Year Total Return Index. The index aims to represent exposure to bonds issued by entitled multilateral development banks, defined as international financial institutions created for the purpose of economic development. Eligible issuers must meet minimum thresholds for ESG ratings and controversy scores, as defined by the index provider. The index methodology excludes issuers assessed to be failing standards of the UN Global Compact and excludes UN country sanctions. These norms are reflected using assessments by Sustainalytics. Non-compliant issues will be removed from the index at the subsequent rebalance and will be reflected in the fund in line with the rebal‐

ancing of the index. Activity-based exclusions are not applied by the index. The Fund reserves the right in its discretion to change the index.

The Fund’s development bank bond investments may include issuers that are not part of the composite index. The Fund will seek to maintain a concentrated portfolio of development bank bonds emphasizing multilateral development banks. The portfolio management team will select the bonds in the market that meet their selection criteria with intention to provide similar risk/return characteristics as the broader development bank bond market.

The Fund may engage in active trading to adjust the portfolio in response to investor activity and to rebalance the portfolio as new development bank issuers come to the market and existing issuers enter the index or mature.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	fnd_NmRule35d1TermDfnSmryTextBlock	Development banks are financial organizations formed by government entities to promote economic and social development. The Fund invests in multilateral development bank bonds but may also invest in regional or national development bank obligations. Development banks are formed by their member states with the objective to provide financial and technical assistance to improve overall living standards through sustainable economic development and growth, and, as such, the Advisor considers investments in development bank bonds to be sustainable investments.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	fnd_NmRule35d1TermSlctnCritSmryTextBlock	Derivative instruments that provide investment exposure to investments in the Fund’s 80% investment policy or provide investment exposure to one or more of the market risk factors associated with such securities may be counted towards the Fund’s 80% investment policy.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	fnd_NmRule35d1EightyPctInvstmntPlcyTextBlock	Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in bonds and/or instruments that provide exposure to bonds issued by development banks.
Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

The performance information that follows shows the Fund’s performance information in a bar chart and an average annual total returns table. There is no performance information quoted for the Class A shares of the Fund as the Class A shares have not completed a full calendar year of operations as of the date of this prospectus. Returns for Class A shares will differ from the Class P shares to the extent that the Class A shares are subject to shareholder services fees and/or distribution fees.

The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance year to year and by showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. The table also shows the Bloomberg U.S. Treasury Index and Solactive Global Multilateral Development Bank Bond USD 40% 1‑5 Year 60% 5‑10 Year Total Return Index, which are additional indices with characteristics relevant to the Fund. Indices reflect no deduction for fees, expenses or taxes. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance for the Fund is available at www.ubs.com/us/en/assetmanagement/funds/mutual-fund-performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for other classes will vary from the Class P shares’ after-tax returns shown.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance year to year and by showing how the Fund’s average annual total returns compare with those of a broad measure of market performance.
Performance Additional Market Index [Text]	oef_PerformanceAdditionalMarketIndex	The table also shows the Bloomberg U.S. Treasury Index and Solactive Global Multilateral Development Bank Bond USD 40% 1‑5 Year 60% 5‑10 Year Total Return Index, which are additional indices with characteristics relevant to the Fund.
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	www.ubs.com/us/en/assetmanagement/funds/mutual-fund-performance
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	oef_BarChartHeading	Total return (Class P)*
Bar Chart Footnotes [Text Block]	oef_BarChartFootnotesTextBlock	* 2019 is the Fund’s first full year of operations.
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock	Total return January 1 - September 30, 2026: (2.61)% Best quarter during calendar years shown—1Q 2020: 5.50% Worst quarter during calendar years shown—1Q 2022: (5.12)%
Year to Date Return, Label [Optional Text]	oef_YearToDateReturnLabel	Total return
Bar Chart, Year to Date Return, Date	oef_BarChartYearToDateReturnDate	Sep. 30, 2026
Bar Chart, Year to Date Return	oef_BarChartYearToDateReturn	(2.61%)
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Mar. 31, 2020
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	5.50%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Mar. 31, 2022
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(5.12%)
Performance Table Heading	oef_PerformanceTableHeading	Average annual total returns (for the periods ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	Indices reflect no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	oef_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for other classes will vary from the Class P shares’ after-tax returns shown.
UBS Sustainable Development Bank Bond Fund | UBS Sustainable Development Bank Bond Fund (Class A, Class P) | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	You may lose money by investing in the Fund.
UBS Sustainable Development Bank Bond Fund | UBS Sustainable Development Bank Bond Fund (Class A, Class P) | Risk Not Insured [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
UBS Sustainable Development Bank Bond Fund | UBS Sustainable Development Bank Bond Fund (Class A, Class P) | Risks of development bank bonds [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Risks of development bank bonds: The value of the Fund’s investments in bonds issued by development banks may fall due to adverse financial market developments in the United States and abroad. Borrowers from development banks include foreign countries, which may include emerging market countries, and borrowers of specific development banks also include the private sector with or without government guarantee. Therefore, negative economic, social and political developments could affect the ability of a borrower to repay its loan to the development bank and thus affect its financial condition. In addition, investments in such development bank bonds may involve special risks because the Fund may have limited legal recourse in the event of default. Also, development bank bonds may sometimes be less liquid and more difficult to sell and to value than high-quality securities of US issuers. Bonds issued by a development bank are backed by the shareholders of the development bank. The development bank may be supported via various mechanisms, including preferred creditor status, equity injections by its shareholders and callable capital, even though the latter may have never been tested with respect to an issuer. Changes in the shareholder structure of a development bank or changes in the strength of the support by its shareholders could affect the credit rating and thus the value of the bonds issued by the development bank.

UBS Sustainable Development Bank Bond Fund | UBS Sustainable Development Bank Bond Fund (Class A, Class P) | Interest Rate Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Interest rate risk: The value of the Fund’s investments generally will fall when short term interest rates rise, and its yield will tend to lag behind prevailing rates. Securities with longer maturities generally are subject to greater fluctuations in value. Changes in interest rates will likely affect the value of higher-quality securities more than lower-quality securities. The Fund may face a heightened level of interest rate risk due to certain changes in general economic conditions, inflation and monetary policy, such as certain types of interest rate changes by the Federal Reserve. Any such changes could be sudden and could expose debt markets to significant volatility and reduced liquidity for fund investments.

UBS Sustainable Development Bank Bond Fund | UBS Sustainable Development Bank Bond Fund (Class A, Class P) | Concentration risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Concentration risk: The Fund concentrates investments in the bonds of development banks. The risk is that if the Fund has most of its investments in a single industry, its portfolio will be more susceptible to factors adversely affecting that industry than would a more diverse portfolio of securities.

UBS Sustainable Development Bank Bond Fund | UBS Sustainable Development Bank Bond Fund (Class A, Class P) | Credit Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Credit risk: The risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to or guarantor of a derivative contract or transaction, is unable or unwilling to meet its financial obligations. This risk is likely greater for lower quality investments than for investments that are higher quality.

UBS Sustainable Development Bank Bond Fund | UBS Sustainable Development Bank Bond Fund (Class A, Class P) | Liquidity risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Liquidity risk: The risk that investments cannot be readily sold at the desired time or price, and the Fund may have to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund’s value or prevent the Fund from taking advantage of other investment opportunities. Liquid portfolio investments may become illiquid or less liquid after purchase by the Fund due to low trading volume, adverse investor perceptions and/or other market developments. In recent years, the number and capacity of dealers that make markets in fixed income securities has decreased. Consequently, the decline in dealers engaging in market making trading activities may increase liquidity risk, which can be more pronounced in periods of market turmoil. Liquidity risk may be magnified in a rising interest rate environment or when investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity. Liquidity risk includes the risk that the Fund will experience significant net redemptions at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss.

UBS Sustainable Development Bank Bond Fund | UBS Sustainable Development Bank Bond Fund (Class A, Class P) | Risk Nondiversified Status [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Non-diversification risk: The Fund is a non-diversified investment company, which means that the Fund may invest more of its assets in a smaller number of issuers than a diversified investment company. As a non-diversified fund, the Fund’s share price may be more vol‐

atile, and the Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

UBS Sustainable Development Bank Bond Fund | UBS Sustainable Development Bank Bond Fund (Class A, Class P) | Portfolio turnover risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Portfolio turnover risk: The Fund engages in frequent trading from time to time, which can result in high portfolio turnover (100% or more). A high portfolio turnover rate involves greater expenses to the Fund, including transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.

UBS Sustainable Development Bank Bond Fund | UBS Sustainable Development Bank Bond Fund (Class A, Class P) | Market risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Market risk: The risk that the market value of the Fund’s investments may fluctuate, sometimes rapidly or unpredictably, as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole.

UBS Sustainable Development Bank Bond Fund | UBS Sustainable Development Bank Bond Fund (Class A, Class P) | Leverage risk associated with financial instruments [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Leverage risk associated with financial instruments: The use of financial instruments to increase potential returns, including derivatives used for investment (non-hedging) purposes, may cause the Fund to be more volatile than if it had not been leveraged. The use of leverage may also accelerate the velocity of losses and can result in losses to the Fund that exceed the amount originally invested. Even small changes in the value of underlying instruments can have a disproportionately large impact on the Fund.

UBS Sustainable Development Bank Bond Fund | UBS Sustainable Development Bank Bond Fund (Class A, Class P) | Derivatives risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Derivatives risk: The value of “derivatives”—so called because their value “derives” from the value of an underlying asset, reference rate or index—may rise or fall more rapidly than other investments. It is possible for the Fund to lose more than the amount it invested in the derivative. When using derivatives for hedging purposes, the Fund’s overall returns may be reduced if the hedged investment experiences a favorable price movement. In addition, if the Fund has insufficient cash to meet daily variation margin or payment requirements, it may have to sell securities from its portfolio at a time when it may be disadvantageous to do so. The risks of investing in derivative instruments also include market leverage, operational, legal, and management risks. Derivatives relating to fixed income markets are especially susceptible to interest rate risk, counterparty risk (which is the risk that a counterparty to a derivative contract is unable or unwilling to meet its financial obligations), and credit risk. Derivatives also involve the risk that changes in the value of a derivative may not correlate as anticipated with the underlying asset, rate, index or overall securities markets, thereby reducing their effectiveness. These derivatives risks are different from, and may be greater than, the risks associated with investing directly in securities and other instruments.

UBS Sustainable Development Bank Bond Fund | UBS Sustainable Development Bank Bond Fund (Class A, Class P) | Investing in other funds risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Investing in other funds risk: Investments in open- or closed-end investment companies, including ETFs, involve certain risks. The Fund’s investment performance is affected by the investment performance of the under‐

lying funds in which the Fund may invest. Through its investment in the underlying funds, the Fund is subject to the risks of the underlying funds’ investments and their expenses. The shares of other investment companies are subject to the management fees and other expenses of those companies, and the purchase of shares of some investment companies requires the payment of sales loads. In addition, ETFs or closed-end investment companies may trade at a premium or a discount to their net asset value.

UBS Sustainable Development Bank Bond Fund | UBS Sustainable Development Bank Bond Fund (Class A, Class P) | Management risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the Advisor may not produce the desired results. Consequently, the Fund may underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies.

UBS Sustainable Development Bank Bond Fund | UBS Sustainable Development Bank Bond Fund (Class A, Class P) | Class P
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.54%	[1]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.69%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.44%)	[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.25%	[2]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 26
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	176
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	341
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 817
UBS Sustainable Development Bank Bond Fund | UBS Sustainable Development Bank Bond Fund (Class A, Class P) | Class A
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%	[3]
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.54%	[1]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.79%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.44%)	[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.35%	[2]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 36
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	208
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	395
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 937
UBS Sustainable Development Bank Bond Fund (Class A, Class P) | Bloomberg U.S. Treasury Index
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.32%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(0.99%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.71%
UBS Sustainable Development Bank Bond Fund (Class A, Class P) | Bloomberg US Aggregate Bond Index
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.30%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(0.36%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.24%
UBS Sustainable Development Bank Bond Fund (Class A, Class P) | Solactive Global Multilateral Development Bank Bond USD 40% 1‑5 Year 60% 5‑10 Year Total Return Index
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.36%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.11%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.30%
UBS Sustainable Development Bank Bond Fund (Class A, Class P) | Class P
Prospectus [Line Items]	oef_ProspectusLineItems
Annual Return [Percent]	oef_AnnlRtrPct	6.80%
Annual Return [Percent]	oef_AnnlRtrPct	6.80%
Annual Return [Percent]	oef_AnnlRtrPct	(2.43%)
Annual Return [Percent]	oef_AnnlRtrPct	(10.41%)
Annual Return [Percent]	oef_AnnlRtrPct	4.52%
Annual Return [Percent]	oef_AnnlRtrPct	1.55%
Annual Return [Percent]	oef_AnnlRtrPct	7.24%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.24%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(0.10%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.08%
Performance Inception Date	oef_PerfInceptionDate	Oct. 24, 2018
UBS Sustainable Development Bank Bond Fund (Class A, Class P) | Class P | After Taxes on Distributions
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.76%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(0.97%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.07%
UBS Sustainable Development Bank Bond Fund (Class A, Class P) | Class P | After Taxes on Distributions and Sales
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.26%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(0.45%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.18%

[1]	“Other expenses” for Class A are based on estimates for the current fiscal year. “Other expenses” include “Acquired fund fees and expenses,” which were less than 0.01% of the average net assets of the Fund.
[2]	The Trust, with respect to the Fund, and UBS Asset Management (Americas) LLC, the Fund’s investment advisor and administrator (“UBS AM (Americas)” or the “Advisor”), have entered into a written agreement pursuant to which the Advisor has agreed to waive a portion of its management fees and/or to reimburse expenses (excluding expenses incurred through investment in other investment companies, interest, taxes, brokerage commissions, dividend expense and security loan fees for securities sold short and extraordinary expenses, such as proxy-related expenses) to the extent necessary so that the Fund’s ordinary operating expenses (excluding expenses incurred through investment in other investment companies, interest, taxes, brokerage commissions, dividend expense and security loan fees for securities sold short and extraordinary expenses, such as proxy-related expenses), through the period ending October 28, 2027, do not exceed 0.35% for Class A shares and 0.25% for Class P shares. Pursuant to the written agreement, the Advisor is entitled to be reimbursed for any fees it waives and expenses it reimburses to the extent such reimbursement can be made during the three years following the period during which such fee waivers and expense reimbursements were made, provided that the reimbursement of the Advisor by the Fund will not cause the Fund to exceed the lesser of any applicable expense limit that is in place for the Fund (i) at the time of the waiver or reimbursement or (ii) at the time of the recoupment. The fee waiver/expense reimbursement agreement may be terminated by the Fund’s Board of Trustees at any time and also will terminate automatically upon the expiration or termination of the Fund’s advisory contract with the Advisor. Upon termination of the fee waiver/expense reimbursement agreement, however, UBS AM (Americas)’s three year recoupment rights will survive.
[3]	Shares of the Fund acquired through the exchange of shares of another Family Fund (“Family Funds” include PACE® Select funds, series of The UBS Funds and other funds for which UBS AM (US) serves as principal underwriter) may be subject to a deferred sales charge if you later sell the Fund shares acquired in the exchange, based on the terms of the shares of the Family Fund you originally held.